Employee Benefits - Fair Values for Pension Plans by Asset Category (Detail) - Pension - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 19,451	$ 17,816	$ 19,175
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	14,284	12,246
Fair Value, Inputs, Level 1, 2 and 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,529	1,701
Fair Value, Inputs, Level 1, 2 and 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	2,988	2,253
Fair Value, Inputs, Level 1, 2 and 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,986	1,684
Fair Value, Inputs, Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	3,818	3,645
Fair Value, Inputs, Level 1, 2 and 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,355	1,113
Fair Value, Inputs, Level 1, 2 and 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	768	0
Fair Value, Inputs, Level 1, 2 and 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	810	727
Fair Value, Inputs, Level 1, 2 and 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	737	664
Fair Value, Inputs, Level 1, 2 and 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	293	459
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	6,674	5,614
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,507	1,694
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	2,850	2,220
Level 1 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,768	1,557
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	524	124
Level 1 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	25	19
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 1 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 1 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	5,760	4,847
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	22	7
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	135	20
Level 2 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	218	127
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	3,149	3,244
Level 2 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,304	1,076
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	768	0
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	164	373
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	1,850	1,785	1,517
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	3	13	1
Level 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	145	277	104
Level 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	26	18	20
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	810	727	627
Level 3 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	737	664	580
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	129	86	$ 185
Investments measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 5,167	$ 5,570